LONG-TERM INVESTMENTS, NET	6 Months Ended
Jun. 30, 2022
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

6.     LONG-TERM INVESTMENTS, NET

Long-term investments, net consisted of the following:

	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Equity method investments
AnPac Beijing Health Management Co., Ltd (“AnPac Beijing”)	923	836	125

Equity method investments

On October 19, 2017, the Company and third parties established AnPac Beijing, of which the Company initially owned 35% of the investment. In October 2019, the Company’s registered shareholding interest in AnPac Beijing decreased from 35% to 18%, according to the resolution of AnPac Beijing signed in October 2019, but the Company still has significant influence on the operation and strategic decisions of AnPac Beijing. For the six months ended June 30, 2022, the Company included RMB87 (US$13) investment loss based on its equity portion of AnPac Beijing’s earnings for the six months ended June 30, 2022.

On May 15, 2021, the Company and third parties established Advanced Life Therapeutics Co., Ltd. (“Advanced Life”), of which the Company owned 40% of the registered capital based on the business registration filed with the local authority. However, the Company has not made any capital contribution as yet, because Advanced Life has not commenced its intended operations. The Group has one seat in the board of directors and can exercise significant influence on the management and operation of Advanced Life. The Group accounts for Advanced Life as long-term investment under the equity method.